Taxation - Summary of Changes in Deferred Tax Asset and Liability Balances (Parenthetical) (Detail) $ in Thousands	Dec. 31, 2018 USD ($)
Income Tax [Line Items]
Net operating tax loss carryforwards	$ 10,151